QUARTERLY FINANCIAL INFORMATION (UNAUDITED) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Income Statements, Captions [Line Items]
Total revenues	$ 454,946	$ 243,180	$ 270,344	$ 237,110	$ 565,535	$ 232,019	$ 223,074	$ 244,355	$ 1,205,580	$ 1,264,983	$ 969,869
Total expenses	309,653	234,475	216,284	231,334	243,092	184,051	249,849	220,611	991,746	897,603	908,220
Total Other Income (Loss)	(14,280)	10,975	27,312	9,319	18,658	68,011	25,505	69,838	33,326	182,012	196,581
Income (Loss) Before Income Taxes	131,013	19,680	81,372	15,095	341,101	115,979	(1,270)	93,582	247,160	549,392	258,230
Income tax benefit (expense)	9,987	(3,024)	(7,916)	(5,994)	(23,565)	(14,794)	(1,166)	(26,276)	(6,947)	(65,801)	(39,408)
Net Income (Loss)	141,000	16,656	73,456	9,101	317,536	101,185	(2,436)	67,306	240,213	483,591	218,822
Principals' and Others' Interests in (Income) Loss of Consolidated Subsidiaries	79,156	12,623	42,100	6,077	171,723	58,804	(360)	52,977	139,956	283,144	140,538
Redeemable Non-controlling Interests in income (loss)	1,176	(2,042)	157	0					(709)	0	0
Net Income (Loss) Attributable to Class A Shareholders									100,966	200,447	78,284
Net income (loss) per Class A share, basic (in dollars per share)	$ 0.28	$ 0.03	$ 0.15	$ 0.01	$ 0.59	$ 0.17	$ (0.01)	$ 0.06	$ 0.47	$ 0.83	$ 0.29
Net income (loss) per Class A share, diluted (in dollars per share)	$ 0.23	$ 0.02	$ 0.12	$ 0.01	$ 0.49	$ 0.12	$ (0.01)	$ 0.05	$ 0.43	$ 0.79	$ 0.27
Weighted average number of Class A shares outstanding, basic	208,607,680	208,014,692	207,783,751	216,934,917	240,684,662	239,404,587	237,426,903	227,287,102	210,303,241	236,246,296	214,399,422
Weighted average number of Class A shares outstanding, diluted	449,618,855	220,792,711	444,566,847	229,033,778	503,803,432	502,091,166	237,426,903	496,294,600	455,154,136	500,631,423	524,900,132
Class A Shares [Member]
Condensed Income Statements, Captions [Line Items]
Net Income (Loss) Attributable to Class A Shareholders	$ 60,668	$ 6,075	$ 31,199	$ 3,024	$ 145,813	$ 42,381	$ (2,076)	$ 14,329	$ 100,966	$ 200,447	$ 78,284